ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
Accounts receivable	8,121,411	4,615,470
Less: allowance for doubtful accounts	(13,140)	(13,004)
Accounts receivable, net	8,108,271	4,602,466

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 — ACCOUNTS RECEIVABLE, NET (continued)

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers. Approximately $7.7 million or 95.1% of the net Accounts receivable balance as of March 31, 2024 has been collected as of the date of the Company’s unaudited condensed consolidated interim financial statements are released.

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of March 31, 2024	Subsequent collection	% of subsequent collection
	(Unaudited)
Less than 3 months	8,106,754	7,712,311	95.1%
From 4 to 6 months	2,358	2,358	100.0%
From 7 to 9 months	-	-	-
From 10 to 12 months	-	-	-
Over 1 year	12,299	-	-
Total gross accounts receivable	8,121,411	7,714,669	95.1%
Allowance for doubtful accounts	13,140
Accounts Receivable, net	8,108,271	7,714,699	95.1%

Allowance for doubtful accounts movement is as follows:

	March 31, 2024	September 30, 2023
	(Unaudited)
Beginning balance	13,004	13,337
Additions	-	-
Write-off uncollectible balance	-	-
Foreign currency translation adjustments	136	(334)
Ending balance	13,140	13,004

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	September 30, 2023	September 30, 2022

Accounts receivable	$4,615,470	$6,797,644
Less: allowance for doubtful accounts	(13,004)	(13,337)
Accounts receivable, net	$4,602,466	$6,784,307

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 — ACCOUNTS RECEIVABLE, NET (continued)

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers. Approximately $3.5 million or 75.8% of the net accounts receivable balance as of September 30, 2023 has been collected as of the date of the Company’s consolidated financial statements are released.

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of September 30, 2023	Subsequent collection	% of subsequent collection

Less than 3 months	$4,603,299	$3,487,207	75.8%
From 4 to 6 months	-	-	-%
From 7 to 9 months	-	-	-%
From 10 to 12 months	-	-	-%
Over 1 year	12,171	-	-%
Total gross accounts receivable	4,615,470	3,487,207	75.8%
Allowance for doubtful accounts	(13,004)
Accounts Receivable, net	$4,602,466	$3,487,207	75.8%

Allowance for doubtful accounts movement is as follows:

	September 30, 2023	September 30, 2022

Beginning balance	$13,337	$14,691
Additions	-	-
Write-off uncollectible balance	-	-
Foreign currency translation adjustments	(334)	(1,354)
Ending balance	$13,004	$13,337